2. COMMITMENTS (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments
Fiscal Year Ending June 30:	Amount
2017	$5,125
2018	10,250
2019	10,250
2020	10,250
2021	5,126
Total minimum payments	41,001
Less: amount representing interest	5,053
Present value of minimum lease payments	35,948
Less: current portion	8,120
$27,828

Fiscal Year Ending June 30:	Amount
2017	$10,250
2018	10,250
2019	10,250
2020	10,250
2021	5,126
Total minimum payments	46,126
Less: amount representing interest	6,314
Present value of minimum lease payments	39,812
Less: current portion	7,857
$31,955